Federated Index Trust

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000

December 29, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

RE:	Federated Index Trust
1933 Act File No. 33-33852
1940 Act File No. 811-06061

Dear Sir or Madam:

            Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated December 31, 2000, used with respect to Federated Max-Cap Fund, Federated Mid-Cap Fund and Federated Mini-Cap Fund, each a series of Federated Index Trust, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 18 on December 27, 2000.

            If you have any questions regarding this certification, please contact Melissa Roverts at (202) 778-9276.

Very Truly Yours,

/s/ Amanda J. Reed
Amanda J. Reed,
Assistant Secretary